Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
22	TRADE AND OTHER PAYABLES

	2021	2020
	USD	USD

Trade payables (content and service providers)	6,075,269	5,374,423
Accrued content acquisition and royalty costs	8,481,666	7,944,971
Social security and taxes payable	358,702	761,227
Withholding taxes payable	11,008	223,098
Other accrued expenses	969,662	451,537
Other payables	307,757	202,486
	16,204,064	14,957,742
Foreign exchange gains	(311,935)	(547,935)
	15,892,129	14,409,807

Allowances for foreign currency losses represent translated differences between official and Sayrafa rate on trade Payables.